Options	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Options

Note 7. Options

The following table represents option activity for the six months ended June 30, 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2020	3,810,000	$2.00	7.87
Exercisable – December 31, 2020	3,280,000	$2.00	7.87	$721,600
Granted	676,417	$-
Forfeited	(63,750)	$2.00
Vested	3,431,250
Outstanding – June 30, 2021	4,422,667	$2.00	7.33
Exercisable – June 30, 2021	3,431,250	$2.00	7.33	$18,014,065

The Company recognized $96,489 of compensation expense for vested stock options issued to contractors and employees during 2019 for the six months ended June 30, 2021.

Note 10. Options

During the twelve months ended December 31, 2020 and December 31, 2019, approximately $139,380 and $2,251,300, respectively, in compensation expense was recognized on the following:

1.	Ten-year options to purchase 3,120,000 shares of common stock at an exercise price of $2.00, which vest one year from the date of grant, were issued to Christopher Constable, the Company’s former Chief Financial Officer, under the 2018 Plan during the twelve months ended December 31, 2018 and have vested during the twelve months ended December 31, 2019.
2.	Ten-year options to purchase 430,000 shares of common stock at an exercise price of $2.00, which vest as to 25% of the shares subject to the option each year from the date of grant, were issued to various long-term employees under the 2018 Plan during the twelve months ended December 31, 2019.
3.	Ten-year options to purchase 250,000 shares of common stock at an exercise price of $2.00, which vest as to 20% of the shares subject to the option each year from the date of grant, were issued to Zoty Ponce under the 2018 Plan during the twelve months ended December 31, 2019.
4.	Ten-year options to purchase 25,000 shares of common stock at an exercise price of $2.00, which vest as to 25% of the shares subject to the option each year from the date of grant, were issued to various contractors during the twelve months ended December 31, 2019.

The following table summarizes the assumptions used to estimate the fair value of the stock options granted for the twelve months ended December 31, 2019 since no options were granted for the twelve months ended December 31, 2020:

2019
Expected Volatility	39% – 48%
Risk Free Interest Rate	2.62% – 2.71%
Expected life of options	6.25 – 10.0

Under the Black-Scholes option pricing model, the fair value of the 705,000 options granted during the twelve months ended December 31, 2019 was estimated at $613,586 on the date of grant. For the twelve months ended December 31, 2020 and 2019, the unrecognized portion of the expense remaining outstanding was $327,852 and $467,232, respectively. The weighted average period of unrecognized stock options compensation that is expected to be recognized as expense is approximately 7 years. During the twelve months ended December 31, 2019, an aggregate of 15,000 shares subject to options were forfeited, none of which shares were vested, which resulted in a reversal of the expense of $2,263.

The following table represents option activity for the years ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2018	6,240,000	$1.17	9.86
Exercisable - December 31, 2018	3,120,000	$0.33	9.86	$5,210,400
Granted	705,000	$2.00
Forfeited	(3,135,000)	$0.00
Vested	3,120,000
Outstanding - December 31, 2019	3,810,000	$2.00	8.86
Exercisable - December 31, 2019	3,120,000	$2.00	8.86	$984,000
Granted	-	$-
Forfeited	-	$-
Vested	3,280,000	-
Outstanding - December 31, 2020	3,810,000	$2.00	7.87
Exercisable - December 31, 2020	3,280,000	$2.00	7.87	$721,600

The non-vested options outstanding are 530,000 and 690,000 for the twelve months ended December 31, 2020 and 2019, respectively.